Document and Entity Information	Oct. 13, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity File Number	001-37809
Entity Registrant Name	METAVIA INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2389984
Entity Address, Address Line One	545 Concord Avenue
Entity Address, Adress Line Two	Suite 210
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	857
Local Phone Number	702-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MTVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001638287
Amendment Flag	false